Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Principal Accounting Policies
Schedule of amounts and balances of Shanghai Zunyi were included in the Group's consolidated financial statement after the elimination of intercompany balances and transactions

	As of
	December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	76,866	10,842
Accounts receivable, net	179,983	145,144
Inventories	106	15
Advances to suppliers	4,079	1,827
Amounts due from related parties	5	—
Prepayments and other current assets	2,923	2,877
Property and equipment, net	1,365	286
Intangible assets, net	19,076	23,378
Total assets	284,403	184,369
Short-term loan	—	99,694
Accounts payable	3,916	2,350
Notes payable	—	82,817
Amounts due to related parties	3	—
Income tax payables	3,300	3,983
Accrued expenses and other current liabilities	36,844	28,988
Total liabilities	44,063	217,832

	For Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	572,360	548,439	529,902
Net income	433,204	431,026	421,398
Net cash provided by operating activities	183,899	530,391	301,818
Net cash used in investing activities	(4,053)	(2,504)	—
Net cash provided by financing activities	—	—	98,077

Schedule of assets that are measured at fair value on a recurring and non-recurring basis

As of December 31, 2023	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active
	Markets for Identical Assets	Significant Other	Significant Unobservable
	(Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	44,260	—	—

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
Description	Quoted Prices in Active
	Markets for Identical Assets	Significant Other	Significant Unobservable
	(Level 1)	Observable Inputs (Level 2)	Inputs (Level 3)
Equity securities with readily determinable fair value	49,605	—	—
Derivative financial assets – currency forward contracts	—	11,557	—
Derivative financial liabilities – currency forward contracts	—	130	—

As of December 31, 2023	Fair Value Measurements at Reporting Date Using
Description	Significant Unobservable
	Inputs (Level 3)	Total Loss for the Year
Goodwill	312,464	35,212

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
Description	Significant Other	Significant Unobservable
	Observable Inputs (Level 2)	Inputs (Level 3)	Total Loss for the Year
Equity securities without readily determinable fair values	—	28,197	14,403
Equity-method investments	—	2,648	26,115
Goodwill	—	97,394	6,934

Schedule of concentration of customers and suppliers

The following customer accounted for 10% or more of net revenues for the years ended December 31, 2022, 2023 and 2024:

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
A	1,094,564	976,028	978,678

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2023 and 2024:

	As of December 31,
	2023	2024
	RMB	RMB
A	406,578	*

* Not more than 10% of balances of accounts receivable as of respective financial year end.

The following supplier accounted for 10% or more of purchases for the years ended December 31, 2022, 2023 and 2024

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
B	1,007,377	761,488	624,377

Schedule of estimated useful lives and residual rates

Classification	Useful years	Residual rate
Electronic devices	3-5 years	0% - 5%
Vehicle	4-5 years	5%
Furniture and office equipment	3-5 years	5%
Machinery	6-10 years	5%
Buildings	38-44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Schedule of useful lives of intangible assets

Item	Useful years
Internally developed software	From 3 years to 10 years
Trademark	10 years
Supplier relationship	10 years
Customer relationship	From 2 years to 10 years
Brand	From 5 years to 10 years
Technology	From 3 years to 5 years